13. Financial instruments (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Financial Instruments Details Narrative
Cash and cash equivalents	$ 13,600	$ 22,786	$ 25,485	$ 33,517